UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
California (99.5%)
	ABAG Finance Auth. for Non-Profit Corp.
	California Rev. (Computer History Museum)
	VRDO	0.270%	9/8/10 LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp.
	California Rev. (Institute for Defense
	Analyses) VRDO	0.250%	9/8/10 LOC	11,945	11,945
	Bay Area Toll Auth. CA Toll Bridge Rev. (San
	Francisco Bay Area) VRDO	0.180%	9/8/10	17,600	17,600
	Bay Area Toll Auth. CA Toll Bridge Rev. (San
	Francisco Bay Area) VRDO	0.200%	9/8/10	12,500	12,500
	Bay Area Toll Auth. CA Toll Bridge Rev. (San
	Francisco Bay Area) VRDO	0.220%	9/8/10	84,000	84,000
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	PUT	0.450%	11/4/10	9,865	9,865
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.300%	9/8/10	41,910	41,910
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB
	VRDO	0.310%	9/8/10	7,500	7,500
	Berkeley CA Rev. (Berkeley-Albany YMCA)
	VRDO	0.240%	9/8/10 LOC	13,065	13,065
	California Educ. Fac. Auth. Rev. (California
	Institute of Technology) VRDO	0.250%	9/8/10	67,300	67,300
1	California Educ. Fac. Auth. Rev. (Loyola
	Marymount Univ.) TOB VRDO	0.300%	9/8/10 LOC	3,998	3,998
	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	CP	0.280%	10/22/10	27,120	27,120
	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	CP	0.360%	3/30/11	40,000	40,000
1	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	TOB VRDO	0.270%	9/8/10	9,855	9,855
1	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	TOB VRDO	0.270%	9/8/10	11,135	11,135
1	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	TOB VRDO	0.270%	9/8/10	12,000	12,000
1	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	TOB VRDO	0.290%	9/8/10	4,470	4,470
1	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	VRDO	0.200%	9/8/10	4,580	4,580
	California Educ. Fac. Auth. Rev. (Stanford Univ.)
	VRDO	0.200%	9/8/10	5,468	5,468
1	California Educ. Fac. Auth. Rev. (Univ. of
	Southern California) TOB PUT	0.450%	5/19/11	15,050	15,050
1	California Educ. Fac. Auth. Rev. (Univ. of
	Southern California) TOB VRDO	0.300%	9/8/10	5,345	5,345
1	California Educ. Fac. Auth. Rev. (Univ. of
	Southern California) TOB VRDO	0.300%	9/8/10	4,860	4,860
1	California Educ. Fac. Auth. Rev. TOB VRDO	0.300%	9/8/10	6,450	6,450
	California GO	5.250%	9/1/10 (Prere.)	5,945	5,945
	California GO	5.250%	10/1/10 (Prere.)	7,650	7,681

California GO	5.000%	6/1/11 (14)(Prere.)	7,375	7,628
1 California GO TOB VRDO	0.300%	9/8/10	24,967	24,967
California GO VRDO	0.260%	9/8/10 LOC	20,000	20,000
1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.300%	9/8/10	14,995	14,995
1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.300%	9/8/10	10,000	10,000
California Health Fac. Financing Auth. Rev.
(Children's Hosp.) VRDO	0.250%	9/8/10 LOC	42,900	42,900
California Health Fac. Financing Auth. Rev.
(Children's Hosp.) VRDO	0.250%	9/8/10 LOC	7,100	7,100
California Health Fac. Financing Auth. Rev.
(Children's Hosp.) VRDO	0.250%	9/8/10 LOC	13,950	13,950
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.230%	9/8/10	5,850	5,850
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.230%	9/8/10	10,250	10,250
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.250%	9/8/10	18,450	18,450
California Health Fac. Financing Auth. Rev.
(Memorial Health Services) VRDO	0.200%	9/8/10	69,475	69,475
California Health Fac. Financing Auth. Rev.
(Scripps Health) VRDO	0.230%	9/8/10 LOC	14,265	14,265
California Health Fac. Financing Auth. Rev.
(Scripps Health) VRDO	0.250%	9/8/10 LOC	4,900	4,900
1 California Health Fac. Financing Auth. Rev.
(Sutter Health) TOB VRDO	0.300%	9/8/10	6,700	6,700
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.280%	9/8/10 LOC	19,010	19,010
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	32,125	32,125
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	14,200	14,200
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	13,130	13,130
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	24,500	24,500
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	55,300	55,300
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.290%	9/8/10 LOC	8,680	8,680
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.320%	9/8/10 LOC	20,000	20,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.350%	9/8/10 LOC	24,400	24,400
California Housing Finance Agency Single
Family Mortgage Rev. VRDO	0.290%	9/8/10 LOC	12,540	12,540
California Infrastructure & Econ. Dev. Bank Rev.
(Academy Motion Picture) VRDO	0.270%	9/8/10 LOC	35,000	35,000
California Infrastructure & Econ. Dev. Bank Rev.
(American National Red Cross) VRDO	0.260%	9/8/10 LOC	14,575	14,575
California Infrastructure & Econ. Dev. Bank Rev.
(Buck Institute) VRDO	0.250%	9/8/10 LOC	36,530	36,530
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.240%	9/1/10 LOC	14,125	14,125
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.240%	9/1/10 LOC	3,500	3,500

California Infrastructure & Econ. Dev. Bank Rev.
(California IDB SRI Intl.) VRDO	0.300%	9/8/10 LOC	4,385	4,385
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.180%	9/1/10	4,800	4,800
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.180%	9/1/10	7,200	7,200
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.240%	9/8/10 LOC	3,100	3,100
California Infrastructure & Econ. Dev. Bank Rev.
(Prinsco Inc. Project) VRDO	0.420%	9/8/10 LOC	8,100	8,100
California Infrastructure & Econ. Dev. Bank Rev.
(SRI International) VRDO	0.300%	9/8/10 LOC	5,000	5,000
California Muni. Financing Auth. Rev. (Notre
Dame High School) VRDO	0.550%	9/8/10 LOC	6,090	6,090
California Muni. Financing Auth. Rev.
(Westmont College) VRDO	0.280%	9/8/10 LOC	9,600	9,600
1 California Public Works Board Lease Rev. TOB
VRDO	0.300%	9/8/10	11,110	11,110
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	9/8/10 LOC	39,400	39,400
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	9/8/10 LOC	5,640	5,640
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.240%	9/8/10 LOC	6,800	6,800
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.270%	9/8/10 (4)	9,750	9,750
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.320%	9/8/10 (4)	32,200	32,200
California State Econ. Recovery Bonds	5.000%	3/1/11 (Prere.)	37,220	38,100
1 California State Univ. Rev. Systemwide TOB
VRDO	0.320%	9/8/10 (4)	20,475	20,475
California Statewide Communities Dev. Auth.
Multifamily Housing Rev. (Ridgeway
Apartments) VRDO	0.250%	9/8/10 LOC	7,200	7,200
California Statewide Communities Dev. Auth.
Multifamily Rev. (Canyon Springs) VRDO	0.320%	9/8/10 LOC	10,105	10,105
California Statewide Communities Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	0.290%	9/8/10 LOC	12,715	12,715
California Statewide Communities Dev. Auth.
Multifamily Rev. (Village Green Apartments)
VRDO	0.300%	9/8/10	5,800	5,800
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.240%	9/8/10 LOC	29,900	29,900
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.240%	9/8/10 LOC	50,000	50,000
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.240%	9/8/10 LOC	37,420	37,420
California Statewide Communities Dev. Auth.
Rev. (Fiorella Investments LLC) VRDO	1.000%	9/8/10 LOC	8,560	8,560
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.250%	9/8/10	21,300	21,300
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.260%	9/8/10	41,800	41,800
California Statewide Communities Dev. Auth.
Rev. (Motion Picture and Television Fund)
VRDO	0.270%	9/8/10 LOC	9,500	9,500
California Statewide Communities Dev. Auth.
Rev. (Rady Children's Hosp.) VRDO	0.250%	9/8/10 LOC	25,000	25,000

1 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.300%	9/8/10	29,965	29,965
California Statewide Communities Dev. Auth.
Rev. (Univ. of San Diego) VRDO	0.260%	9/8/10 LOC	18,415	18,415
Castaic Lake CA Water Agency Rev. COP
VRDO	0.240%	9/8/10 LOC	19,975	19,975
1 Central Basin Muni. Water Dist. CA COP TOB
VRDO	0.310%	9/8/10 (4)	7,500	7,500
1 Cerritos CA Community College Dist. GO TOB
VRDO	0.300%	9/8/10	7,845	7,845
1 Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer) TOB
VRDO	0.300%	9/8/10	10,815	10,815
Chula Vista CA Multi-Family Housing Rev.
VRDO	0.270%	9/8/10 LOC	18,970	18,970
1 Contra Costa CA Community College Dist. TOB
VRDO	0.300%	9/8/10 (4)	5,110	5,110
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	0.270%	9/8/10 LOC	47,200	47,200
1 Contra Costa CA Water Dist. Rev. TOB VRDO	0.320%	9/8/10	5,200	5,200
Contra Costa County CA MFH Pleasant Hill
VRDO	0.300%	9/8/10 LOC	43,800	43,800
East Bay CA Muni. Util. Dist. Water System Rev.
PUT	0.300%	12/1/10	24,750	24,750
1 Eastern California Muni. Water. Dist. Water &
Sewer COP TOB VRDO	0.300%	9/8/10	1,590	1,590
1 Eastern California Muni. Water. Dist. Water &
Sewer Rev. TOB VRDO	0.310%	9/8/10	3,940	3,940
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.230%	9/8/10	27,200	27,200
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.260%	9/8/10	35,000	35,000
Escondido CA Community Dev. COP
(Escondido Community Dev.) VRDO	0.420%	9/8/10 LOC	9,400	9,400
Fresno County CA TRAN	2.000%	6/30/11	50,000	50,666
Garden Grove CA Housing Auth. Multifamily
Rev. VRDO	0.310%	9/8/10 LOC	9,100	9,100
Hayward CA Housing Auth. Rev. (Barrington
Hills) VRDO	0.260%	9/8/10 LOC	6,150	6,150
Irvine CA Ranch Water Dist. Rev. VRDO	0.210%	9/8/10 LOC	15,045	15,045
1 Irvine California USD Special Tax TOB VRDO	0.390%	9/8/10 LOC	22,695	22,695
Livermore CA Redev. Agency Multi-Family
Housing Rev. VRDO	0.250%	9/8/10 LOC	6,640	6,640
1 Long Beach CA Harbor Rev. TOB VRDO	0.470%	9/8/10	16,005	16,005
Long Beach CA Water Rev. CP	0.270%	9/2/10	11,000	11,000
1 Los Angeles CA Community College Dist. GO
TOB VRDO	0.300%	9/8/10	16,130	16,130
Los Angeles CA Community Redev. Agency
Multifamily Housing Rev. (Hollywood & Vine
Apartments) VRDO	0.280%	9/8/10 LOC	25,000	25,000
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.270%	9/8/10	14,000	14,000
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.300%	9/8/10	5,530	5,530
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.380%	9/8/10	7,975	7,975
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.380%	9/8/10	18,880	18,880

1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.290%	9/8/10 LOC	10,290	10,290
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.300%	9/8/10 (4)	15,415	15,415
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.300%	9/8/10	7,495	7,495
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.300%	9/8/10	4,440	4,440
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.210%	9/8/10	55,015	55,015
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.230%	9/8/10	86,500	86,500
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.230%	9/8/10	7,675	7,675
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.230%	9/8/10	42,700	42,700
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.250%	9/8/10	32,400	32,400
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.260%	9/8/10	14,400	14,400
Los Angeles CA Multifamily Housing Rev.
(Beverly Park) VRDO	0.280%	9/8/10 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	0.270%	9/8/10 LOC	25,500	25,500
Los Angeles CA Multifamily Housing Rev.
(Queen Portfolio) VRDO	0.290%	9/8/10 LOC	7,300	7,300
Los Angeles CA Multifamily Housing Rev. (San
Regis) VRDO	0.310%	9/8/10 LOC	23,600	23,600
1 Los Angeles CA TOB VRDO	0.300%	9/8/10	4,020	4,020
Los Angeles CA TRAN	2.000%	3/31/11	25,000	25,209
Los Angeles CA TRAN	2.000%	4/21/11	50,000	50,443
1 Los Angeles CA USD GO TOB VRDO	0.300%	9/8/10	6,660	6,660
1 Los Angeles CA USD GO TOB VRDO	0.300%	9/8/10	9,995	9,995
1 Los Angeles CA USD TOB VRDO	0.330%	9/8/10	8,965	8,965
Los Angeles CA USD TRAN	2.000%	6/30/11	55,000	55,601
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.300%	9/8/10	7,500	7,500
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.310%	9/8/10	25,000	25,000
Los Angeles CA Wastewater System Rev.
VRDO	0.280%	9/8/10 LOC	31,685	31,685
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	0.320%	9/14/10	16,000	16,000
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	0.250%	9/1/10	6,100	6,100
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	0.250%	9/1/10	59,075	59,075
1 Los Angeles County CA Schools TOB VRDO	0.300%	9/8/10	5,000	5,000
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,236
Manteca CA Redev. Agency Tax Allocation Rev.
VRDO	0.240%	9/1/10 LOC	22,025	22,025
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.300%	9/8/10 (4)	6,435	6,435
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.300%	9/8/10	8,995	8,995
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.300%	9/8/10	5,000	5,000

Metro. Water Dist. of Southern California Rev.
VRDO	0.230%	9/1/10	11,800	11,800
Metro. Water Dist. of Southern California Rev.
VRDO	0.240%	9/1/10	11,900	11,900
Metro. Water Dist. of Southern California Rev.
VRDO	0.230%	9/8/10	50,000	50,000
Metro. Water Dist. of Southern California Rev.
VRDO	0.290%	9/8/10	26,900	26,900
Mission Viejo CA Community Dev. Financing
Auth. (Mission Viejo Mall Improvement) VRDO	0.240%	9/8/10 LOC	24,900	24,900
1 New Haven CA USD TOB VRDO	0.300%	9/8/10 LOC	11,302	11,302
Newport Beach CA Rev. (Hoag Memorial Hosp.)
VRDO	0.230%	9/8/10	28,795	28,795
1 Nuveen California Municipal Market Opportunity
Fund VRDP VRDO	0.490%	9/8/10 LOC	20,000	20,000
1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.550%	9/8/10 LOC	26,000	26,000
1 Oakland CA Redev. Agency Tax Allocation
(Central Dist.) TOB VRDO	0.290%	9/8/10 LOC	13,710	13,710
Oakland CA TRAN	2.000%	3/30/11	41,000	41,353
Oakland-Alameda County CA Coliseum Auth.
Lease Rev. (Oakland Coliseum Project)
VRDO	0.240%	9/8/10 LOC	70,300	70,300
Orange County CA Apartment Dev. Rev. VRDO	0.260%	9/8/10 LOC	8,150	8,150
1 Orange County CA Sanitation Dist. COP TOB
VRDO	0.350%	9/8/10	10,925	10,925
Orange County CA TRAN	2.000%	3/15/11	16,000	16,143
Orange County CA TRAN	2.000%	5/13/11	16,000	16,182
Orange County CA TRAN	2.000%	6/30/11	21,000	21,277
Orange County CA Water Dist. COP VRDO	0.230%	9/8/10	37,550	37,550
Otay CA Water Dist. (Capital Project) COP
VRDO	0.300%	9/8/10 LOC	8,500	8,500
1 Palomar Pomerado Health California GO TOB
VRDO	0.280%	9/8/10 (12)	19,800	19,800
1 Piedmont CA USD TOB VRDO	0.300%	9/8/10	6,445	6,445
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.) VRDO	0.240%	9/1/10 LOC	104,455	104,455
1 Port of Oakland CA Rev. TOB VRDO	0.350%	9/8/10 (13)	13,665	13,665
1 Rancho Santiago CA Community College Dist.
TOB VRDO	0.280%	9/8/10 (4)	9,655	9,655
Riverside CA Electric Rev. VRDO	0.300%	9/8/10 LOC	47,700	47,700
Riverside County CA IDA (Guy Evans Inc.
Project) VRDO	0.280%	9/8/10 LOC	5,555	5,555
Riverside County CA Public Fac. Project VRDO	0.270%	9/8/10 LOC	10,400	10,400
Riverside County CA TRAN	2.000%	3/31/11	40,000	40,363
Riverside County CA Transp. Commission Sales
Tax Rev. VRDO	0.270%	9/8/10	4,885	4,885
Riverside County CA Transp. Commission Sales
Tax Rev. VRDO	0.300%	9/8/10	9,975	9,975
Sacramento CA Muni. Util. Dist. Rev. CP	0.270%	9/7/10 LOC	7,000	7,000
1 Sacramento CA Muni. Util. Dist. Rev. TOB
VRDO	0.320%	9/8/10 (4)	13,510	13,510
Sacramento CA Transp. Auth. Sales Tax Rev.
VRDO	0.250%	9/8/10	47,300	47,300
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.230%	9/1/10 LOC	1,700	1,700
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.250%	9/8/10 LOC	5,000	5,000

1 San Bernardino CA Community College Dist.
TOB VRDO	0.300%	9/8/10 (4)	7,500	7,500
1 San Bernardino CA Community College Dist.
TOB VRDO	0.330%	9/8/10	40,050	40,050
San Bernardino County CA TRAN	2.000%	6/30/11	57,500	58,263
1 San Diego CA Community College Dist. GO
TOB VRDO	0.290%	9/8/10	5,000	5,000
1 San Diego CA Community College Dist. GO
TOB VRDO	0.300%	9/8/10	5,000	5,000
1 San Diego CA Community College Dist. GO
TOB VRDO	0.300%	9/8/10	3,995	3,995
San Diego CA County & School Dist. TRAN	2.000%	1/31/11	5,000	5,026
San Diego CA County & School Dist. TRAN	2.000%	6/30/11	62,500	63,335
San Diego CA Housing Auth. Multifamily
Housing Rev. (Bay Vista Apartments Projects)
VRDO	0.280%	9/8/10 LOC	9,690	9,690
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments)
VRDO	0.270%	9/8/10 LOC	32,440	32,440
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.300%	9/8/10	7,495	7,495
1 San Diego CA USD TOB PUT	0.450%	5/19/11	23,960	23,960
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.300%	9/8/10 (4)	4,825	4,825
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.300%	9/8/10 (4)	6,840	6,840
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.300%	9/8/10 (4)	9,500	9,500
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.300%	9/8/10	10,100	10,100
San Diego County CA COP VRDO	0.260%	9/8/10 LOC	9,670	9,670
San Diego County CA TRAN	2.000%	1/31/11	25,000	25,165
San Diego County CA TRAN	2.000%	4/29/11	10,000	10,101
1 San Diego County CA Water Auth. Rev. COP
TOB VRDO	0.280%	9/8/10 (4)	16,900	16,900
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.290%	9/8/10 (4)	9,800	9,800
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.290%	9/8/10 (4)	6,100	6,100
1 San Francisco CA Bay Area Rapid Transit Dist.
Rev. TOB VRDO	0.290%	9/8/10	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	0.300%	9/8/10	13,595	13,595
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion)
VRDO	0.260%	9/8/10 LOC	7,600	7,600
San Francisco CA City & County International
Airport Rev. VRDO	0.280%	9/8/10 LOC	16,000	16,000
San Francisco CA City & County Redev. Agency
Multifamily Rev. VRDO	0.280%	9/8/10 LOC	65,200	65,200
San Francisco CA City & County USD TRAN	2.000%	6/30/11	25,000	25,323
San Jose CA Financing Auth. Lease Rev. CP	0.350%	11/4/10 LOC	34,310	34,310
1 San Jose CA Financing Auth. Lease Rev. TOB
VRDO	0.300%	9/8/10 (13)	25,960	25,960
San Jose CA Financing Auth. Lease Rev. VRDO	0.270%	9/8/10 LOC	24,700	24,700
San Jose CA Multifamily Housing Rev.
(Cinnabar Commons) VRDO	0.280%	9/8/10 LOC	16,600	16,600
San Jose CA Redev. Agency	6.000%	8/1/11 (14)(ETM)	2,915	3,068

1 San Jose CA USD GO TOB VRDO	0.300%	9/8/10	7,310	7,310
1 San Jose CA USD Santa Clara County TOB
VRDO	0.290%	9/8/10 LOC	5,000	5,000
1 San Marcos CA Public Fac. Auth. Tax Allocation
TOB VRDO	0.310%	9/8/10 (13)	8,690	8,690
1 San Mateo County CA Community College Dist.
TOB VRDO	0.290%	9/8/10	11,660	11,660
1 San Mateo County CA Community College Dist.
TOB VRDO	0.300%	9/8/10	4,315	4,315
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.270%	9/8/10 LOC	14,150	14,150
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.270%	9/8/10 LOC	14,900	14,900
Santa Clara County CA Financing Auth. Lease
Rev. (VMC Fac. Replacement Project) VRDO	0.280%	9/8/10	27,430	27,430
1 Semitropic CA Water Storage Dist. Rev. TOB
VRDO	0.300%	9/8/10	9,590	9,590
1 Sequoia CA USD TOB VRDO	0.300%	9/8/10 (4)	5,860	5,860
1 Sonoma County CA (Jr. College Dist.) TOB
VRDO	0.290%	9/8/10 (4)	30,945	30,945
Sonoma County CA TRAN	1.500%	10/28/10	30,000	30,052
South Coast CA Local Educ. Agencies TRAN	2.000%	8/9/11	10,000	10,128
South Placer CA Wastewater Auth. Rev. VRDO	0.270%	9/8/10 LOC	35,725	35,725
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.290%	9/8/10 LOC	15,085	15,085
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.290%	9/8/10 LOC	33,560	33,560
Southern California Public Power Auth. (Linden
Windenergy Project) RAN	2.000%	10/1/10	42,680	42,735
1 Sweetwater CA USD GO TOB VRDO	0.300%	9/8/10 (13)	16,445	16,445
1 Univ. of California Barclays TOB VRDO	0.270%	9/8/10	6,665	6,665
Univ. of California Regents CP	0.340%	9/8/10	5,000	5,000
Univ. of California Regents VRDO	0.260%	9/1/10	10,600	10,600
Univ. of California Rev. (Multiple Purpose
Project)	5.000%	9/1/10 (Prere.)	3,500	3,535
Univ. of California Rev. (Multiple Purpose
Project)	5.000%	9/1/10 (Prere.)	5,000	5,050
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	10,000	10,000
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	1,890	1,890
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	29,195	29,195
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	3,495	3,495
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	6,000	6,000
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	5,995	5,995
1 Univ. of California Rev. TOB VRDO	0.300%	9/8/10	3,470	3,470
Ventura County CA TRAN	2.000%	7/1/11	18,935	19,189
1 Vista CA USD GO TOB VRDO	0.320%	9/8/10 (4)	9,475	9,475
Western Municipal Water Dist. Fac. Auth.
California Water Rev. VRDO	0.250%	9/8/10 LOC	8,700	8,700
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.) VRDO	0.230%	9/8/10 LOC	15,600	15,600
				4,659,047
Puerto Rico (0.1%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.280%	9/8/10	1,000	1,000

1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	9/8/10 LOC	4,700	4,700
				5,700
Total Tax-Exempt Municipal Bonds (Cost $4,664,747)				4,664,747
Other Assets and Liabilities-Net (0.4%)				16,681
Net Assets (100%)				4,681,428

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $1,056,987,000, representing 22.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

California Tax-Exempt Money Market Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.6%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Acacia Creek at Union City Project)
	VRDO	0.280%	9/1/10	22,550	22,550
	ABAG Finance Auth. for Non-Profit Corp.
	California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,014
	ABAG Finance Auth. for Non-Profit Corp.
	California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,204
	ABAG Finance Auth. for Non-Profit Corp.
	California (Valley Christian Schools) VRDO	0.310%	9/8/10 LOC	14,000	14,000
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (14)	5,000	5,059
	Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (14)	2,000	2,023
	Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	8,706
	Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,757
	Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,759
1	Anaheim CA Public Financing Auth. (Anaheim
	Public Improvement Project) TOB VRDO	0.290%	9/8/10 (14)LOC	10,040	10,040
	Anaheim CA Public Financing Auth. Rev.
	(Distribution System)	5.000%	10/1/21 (14)	3,390	3,754
	Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	4,000	4,289
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,000	10,556
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	2,395	2,581
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/34	7,000	7,511
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39	18,285	19,532
	Bay Area Toll Auth. CA Toll Bridge Rev.	5.625%	4/1/44	10,000	11,248
	Cabrillo CA Community College Dist. Rev.	0.000%	5/1/26 (2)	9,000	3,821
	Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (14)	2,250	892
	California County CA Tobacco Securitization
	Agency	0.000%	6/1/28	7,500	6,089
	California County CA Tobacco Securitization
	Agency	0.000%	6/1/36	7,500	5,623
	California Dept. of Water Resources Water
	System Rev. (Central Valley)	5.000%	12/1/25	8,810	10,137
	California Educ. Fac. Auth. Rev. (California
	Institute of Technology)	5.000%	10/1/39	1,500	1,622
	California Educ. Fac. Auth. Rev. (California
	Institute of Technology)	5.000%	11/1/39	3,000	3,313
	California Educ. Fac. Auth. Rev. (College of Arts
	& Crafts)	6.875%	6/1/19	1,615	1,863
	California Educ. Fac. Auth. Rev. (College of Arts
	& Crafts)	5.750%	6/1/25	2,000	2,006
	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/34	3,155	990
	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/35	3,155	916
2	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/36	3,155	868
2	California Educ. Fac. Auth. Rev. (Pomona
	College)	0.000%	7/1/37	3,155	824

2 California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/39	2,805	648
California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/40	1,580	342
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	5,330	6,707
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	4.750%	10/1/37	1,650	1,705
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.250%	10/1/38	3,250	3,592
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.300%	9/1/10	4,050	4,050
California Educ. Fac. Auth. Rev. (Univ. of The
Pacific)	5.000%	11/1/25	2,000	2,101
California GO	6.250%	9/1/12 (3)	6,070	6,328
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,166
California GO	5.250%	10/1/14 (14)(3)	1,955	1,961
California GO	5.000%	11/1/14	32,840	37,512
California GO	5.000%	3/1/19	1,250	1,446
California GO	6.000%	4/1/19	1,690	2,077
California GO	6.000%	8/1/19 (3)	210	214
California GO	5.000%	4/1/20	1,460	1,665
California GO	5.500%	4/1/21	2,000	2,329
California GO	5.000%	11/1/22	1,000	1,106
California GO	5.000%	3/1/25	7,000	7,609
California GO	5.000%	9/1/25	16,950	17,985
California GO	5.125%	2/1/26	15,325	16,340
California GO	5.000%	6/1/26 (14)	30,000	31,667
California GO	5.000%	9/1/28	11,650	12,140
California GO	5.000%	10/1/29	3,000	3,136
California GO	5.250%	10/1/29	4,700	5,022
California GO	4.500%	8/1/30	5,000	4,853
California GO	5.750%	4/1/31	15,000	16,581
California GO	5.000%	6/1/32	35,000	35,700
California GO	6.000%	3/1/33	7,000	7,979
California GO	6.500%	4/1/33	30,000	35,164
California GO	5.000%	6/1/34	32,500	32,857
California GO	6.000%	11/1/35	10,000	11,268
California GO	5.250%	3/1/38	13,565	14,015
California GO	6.000%	4/1/38	36,840	41,070
California GO	5.250%	8/1/38	10,000	10,313
California GO	5.500%	3/1/40	12,000	12,881
1 California GO TOB VRDO	0.450%	9/1/10 LOC	8,350	8,350
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	7,950	7,876
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	2,016
California Health Fac. Finance Auth. Rev. (Casa
Colina)	6.125%	4/1/32	10,000	10,075
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (14)	765	766
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,164
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	8/15/22	5,000	5,504
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46	37,500	37,904

California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	5,000	5,506
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39	5,000	5,503
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,347
California Health Fac. Financing Auth. Rev.
(Children's Hosp. of Orange County)	6.500%	11/1/38	3,000	3,258
California Health Fac. Financing Auth. Rev.
(Providence Health & Services)	6.500%	10/1/33	2,000	2,335
California Health Fac. Financing Auth. Rev.
(Providence Health & Services)	5.500%	10/1/39	5,500	5,906
California Health Fac. Financing Auth. Rev. (St.
Joseph Health System)	5.750%	7/1/39	5,000	5,357
California Health Fac. Financing Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	5,000	5,114
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,030	6,358
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,000	8,642
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	9,342
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (14)	7,635	7,452
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,054
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,550
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	19,958
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.180%	9/1/10	5,100	5,100
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,732
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,618
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13 (2)	30,000	33,969
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,842
California PCR Financing Auth. COP	5.500%	2/1/39	11,000	10,873
California Public Works Board Lease Rev.	5.000%	11/1/17	5,000	5,584
California Public Works Board Lease Rev.	6.250%	11/1/24	5,000	5,804
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (14)	6,220	6,344
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	3,900	4,293
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,578
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	25,000	28,226
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (14)	13,835	14,830
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (14)	15,230	15,938
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	13,739
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/25	6,000	6,749

California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34	6,975	7,597
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,129
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/27 (14)	9,045	9,641
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/30	17,000	17,724
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,000	14,291
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	8,000	9,696
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	10,000	12,178
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	10,000	12,212
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	5,000	6,037
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	30,000	34,764
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	25,000	25,765
California State Econ. Recovery Bonds	5.000%	7/1/18	1,500	1,802
California State Econ. Recovery Bonds	5.000%	7/1/19	9,290	11,218
California State Econ. Recovery Bonds	5.000%	7/1/20	19,855	23,663
California State Econ. Recovery Bonds	5.250%	7/1/21	16,985	20,324
California State Econ. Recovery Bonds	5.000%	7/1/22	5,000	5,543
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	32,000	33,270
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,684
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,383
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,886
California State Univ. Rev. Systemwide	5.750%	11/1/27	4,500	5,164
California State Univ. Rev. Systemwide	5.250%	11/1/34	5,000	5,412
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	9,000	9,907
California Statewide Communities Dev. Auth.
Rev. (Adventist Health)	5.000%	3/1/35	14,500	14,439
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.240%	9/8/10 LOC	2,700	2,700
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	4,584
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	4,676
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	4,216
California Statewide Communities Dev. Auth.
Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,882
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	17,422
California Statewide Communities Dev. Auth.
Rev. (John Muir Health Services)	5.000%	8/15/34	7,390	7,428
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.500%	11/1/32	18,250	18,509
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	24,000	24,205
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.750%	6/1/30 (2)	6,680	6,681

California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	8,500	9,031
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	4.875%	11/15/36	7,230	6,423
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,334
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.240%	9/8/10 LOC	13,000	13,000
California Statewide Communities Dev. Auth.
Rev. (Sutter Health)	5.500%	8/15/34	10,885	11,035
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29 (2)	12,605	13,379
Clovis CA USD GO	0.000%	8/1/13 (14)	4,935	4,696
Clovis CA USD GO	0.000%	8/1/15 (14)	2,770	2,451
Clovis CA USD GO	0.000%	8/1/16 (14)	2,865	2,424
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32 (14)	15,765	17,057
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/36	10,000	10,987
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/25	2,000	2,338
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/27	4,070	4,677
Eastern California Muni. Water. Dist. Water &
Sewer Rev.	6.750%	7/1/12 (14)	4,530	4,815
1 Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.270%	9/8/10	20,000	20,000
Escondido CA Union High School Dist.	0.000%	11/1/20 (14)	4,000	2,519
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,358
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	12,424
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,325
Fontana CA USD	5.250%	8/1/31 (4)	6,115	6,619
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/17 (14)	3,000	2,458
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/22 (14)	3,850	2,449
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/23 (14)	3,590	2,136
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/25 (14)	2,390	1,265
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/26	10,000	10,245
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/29 (ETM)	7,460	3,761
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/33	10,000	2,127
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/34	10,000	1,985
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,512
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	3,405	3,616
Glendora CA USD GO	0.000%	8/1/37 (12)	5,900	1,140
Glendora CA USD GO	0.000%	8/1/38 (12)	5,900	1,061
Glendora CA USD GO	0.000%	8/1/39 (12)	5,175	873
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (10)(Prere.)	4,000	4,532
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	35,105	39,249
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	37,280	33,609

Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	19,057
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	8,525	6,719
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	12,527
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	8,000	5,386
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	4,000	2,981
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,550	1,756
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,735	1,965
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	2,370	2,685
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	8,000	8,014
Kern CA High School Dist. GO	6.400%	8/1/14 (14)(ETM)	1,490	1,823
Kern CA High School Dist. GO	6.400%	8/1/15 (14)(ETM)	1,645	2,070
Kern CA High School Dist. GO	6.400%	8/1/16 (14)(ETM)	1,815	2,341
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,155
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,073
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,722
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,947
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,193
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,157
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,468
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,802
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,759
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (14)	5,030	5,041
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.500%	11/15/37	5,500	5,523
Long Beach CA Finance Auth. Rev.	1.702%	11/15/27	21,130	13,865
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	7,905
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	3,975
Long Beach CA Harbor Rev.	5.000%	5/15/17 (14)	3,655	4,135
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	3,980	4,651
Los Angeles CA Community College Dist. GO	5.000%	8/1/32 (14)	7,340	7,766
Los Angeles CA Community College Dist. GO	5.000%	8/1/33	10,000	10,658
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	5,000	5,788
Los Angeles CA Community College Dist. GO	5.250%	8/1/39	5,000	5,435
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/17 (14)	6,800	7,291
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/29	15,000	16,360
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/40	2,215	2,315
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	4,070	4,640
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	10,000	10,814
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	10,930
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	17,406
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32 (2)	5,000	5,308
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32	7,000	7,712
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/34 (14)	5,995	6,238
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (14)	2,000	2,031
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38	1,890	2,059
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	8,875	9,428
Los Angeles CA Harbor Dept. Rev.	5.250%	8/1/39	4,000	4,306

Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	10,000	11,276
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,571
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,718
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	6,109
Los Angeles CA USD GO	5.000%	7/1/19	3,950	4,699
Los Angeles CA USD GO	5.000%	7/1/20 (3)	6,655	7,526
Los Angeles CA USD GO	5.000%	7/1/21	3,500	4,047
Los Angeles CA USD GO	5.000%	7/1/24 (2)	9,745	10,596
Los Angeles CA USD GO	5.000%	7/1/24 (2)	7,500	8,155
Los Angeles CA USD GO	5.250%	7/1/24	6,275	7,159
Los Angeles CA USD GO	5.250%	7/1/25	5,000	5,656
Los Angeles CA USD GO	5.250%	7/1/28	7,000	7,796
Los Angeles CA USD GO	5.000%	7/1/30 (2)	10,875	11,358
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,886
Los Angeles CA USD GO	5.000%	7/1/32 (4)	8,000	8,440
Los Angeles CA USD GO	5.000%	1/1/34	5,000	5,247
Los Angeles CA USD GO	5.250%	7/1/34	10,000	10,805
Los Angeles CA Wastewater System Rev.	4.750%	6/1/30 (4)	4,645	4,712
Los Angeles County CA Public Works Financing
Auth. Rev.	5.500%	10/1/18 (4)	2,315	2,663
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23 (14)	4,000	4,213
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24 (14)	4,000	4,186
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/25 (14)	2,165	2,255
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42 (2)	15,000	13,875
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	883
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,281
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	8,599
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	7,000	8,124
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	5,080	5,383
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	27,285	33,973
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,855
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,635
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/31	6,000	6,688
Metro. Water Dist. of Southern California Rev.
VRDO	3.180%	9/1/10	1,100	1,100
Modesto CA High School Dist. GO	0.000%	8/1/15 (14)	5,000	4,361
Modesto CA High School Dist. GO	0.000%	8/1/17 (14)	3,000	2,331
Modesto CA High School Dist. GO	0.000%	8/1/18 (14)	3,225	2,355
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	3,000	3,247
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	4,868
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	3,060	3,164
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,327
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/16 (4)	1,010	1,063
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/17 (4)	1,060	1,109
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/18 (4)	1,115	1,162
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/19 (4)	1,120	1,163

Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/20 (4)	1,180	1,220
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,010	3,540
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,170	3,728
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,335	3,922
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	10,290	10,018
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,917
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,469
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,657
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,780
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,951
North Orange County CA Community College
Dist. GO	5.375%	8/1/12 (14)(Prere.)	5,080	5,591
Northern California Gas Auth. No. 1 Rev.	0.807%	7/1/13	14,000	13,275
Northern California Gas Auth. No. 1 Rev.	0.957%	7/1/17	17,000	14,238
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/11	2,000	2,074
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/12	2,935	3,166
Northern California Power Agency (Hydroelectric
Project)	6.300%	7/1/18 (14)	10,000	11,729
Northern California Power Agency (Hydroelectric
Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,505
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/28 (14)	11,140	11,144
Northern California Power Agency Rev.	5.000%	7/1/18	3,500	4,146
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	3,745	3,816
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,665
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,176
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,272
Oceanside CA USD GO	0.000%	8/1/25 (12)	6,865	3,215
Orange County CA Water Dist. Rev.	5.000%	8/15/41	6,855	7,315
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,438
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,592
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,762
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,920
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/18	890	914
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/19	895	919
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/20	890	913
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/26	4,460	4,565
Palomar Pomerado Health System California
GO	4.500%	8/1/32 (14)	12,500	12,244
Palomar Pomerado Health System California
Rev.	5.375%	11/1/11 (14)	3,865	3,873
Palomar Pomerado Health System California
Rev.	5.375%	11/1/13 (14)	6,730	6,741
Peralta CA Community College Dist. Rev.	5.000%	8/1/39	5,000	5,291

Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	8,210
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	724
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,417
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,942
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	448
Pomona CA USD GO	5.600%	8/1/14 (14)(ETM)	1,585	1,890
Pomona CA USD GO	5.600%	8/1/15 (14)(ETM)	2,000	2,441
Pomona CA USD GO	5.600%	8/1/16 (14)(ETM)	1,000	1,245
Pomona CA USD GO	7.500%	8/1/17 (14)(ETM)	2,540	3,501
Port of Oakland CA Rev.	5.000%	11/1/16 (14)	8,160	9,302
Port of Oakland CA Rev.	5.000%	11/1/17 (14)	5,000	5,727
Port of Oakland CA Rev.	5.000%	11/1/18 (14)	12,000	13,666
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	14,231
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47	15,900	14,448
Rancho Mirage CA Redev. Agency Tax
Allocation	5.125%	4/1/21 (14)	2,650	2,694
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/26 (14)	2,905	2,931
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/33 (14)	3,000	2,976
Rio Hondo CA Community College	5.000%	8/1/30	6,655	7,160
1 Riverside CA Electric Rev. TOB VRDO	0.280%	9/1/10 (4)	6,750	6,750
Riverside CA USD GO	5.250%	8/1/38 (12)	10,000	10,569
Riverside CA USD Special Tax (Community
Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/31 (2)	7,295	7,092
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (14)	5,000	4,606
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (14)	2,000	1,777
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (14)	2,000	1,693
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	8,330	8,810
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,509
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	19,741
Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,514
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/26 (14)	5,000	5,406
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (14)	5,650	5,988
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.230%	9/1/10 LOC	2,200	2,200
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/21 (14)	2,000	2,180
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,435
San Diego CA Community College Dist. GO	5.250%	8/1/33	2,500	2,740
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/34	6,000	6,542
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/39	2,000	2,173
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.750%	8/1/35	2,500	2,837

San Diego CA Public Fac. Financing Auth.
Water Rev.	5.500%	8/1/39	5,000	5,518
San Diego CA USD GO	0.000%	7/1/15 (14)	2,770	2,490
San Diego CA USD GO	5.500%	7/1/24 (14)	10,000	12,402
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	16,947
San Diego CA USD GO	5.500%	7/1/25 (14)	9,000	11,151
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	8,023
San Diego County CA COP	5.250%	10/1/21	1,485	1,509
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,083
San Diego County CA COP	5.250%	10/1/28	2,745	2,764
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,426
San Diego County CA COP	5.375%	10/1/41	8,545	8,577
San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35	10,000	10,749
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,305	4,659
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,770	5,162
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	5,020	5,433
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/18	6,300	7,470
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/19	12,000	14,208
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/20	5,150	6,088
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/24 (14)(3)	3,445	3,729
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/35	2,605	2,822
San Francisco CA City & County Public Util.
Comm. Rev.	4.750%	11/1/36 (4)	5,000	5,163
San Francisco CA City & County Redev.
Financing Auth. Tax Allocation (Mission Bay
North)	6.500%	8/1/39	2,000	2,205
San Francisco CA City & County USD	5.250%	6/15/24	4,000	4,581
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (14)	15,000	5,135
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (14)	18,250	5,726
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (14)	7,000	1,454
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (14)	11,950	2,289
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	13,000	13,253
San Jose CA Redev. Agency	6.000%	8/1/11 (14)	5,930	6,166
San Jose CA Redev. Agency	5.000%	8/1/26 (14)	5,000	5,120
San Jose CA Redev. Agency	5.500%	8/1/30	850	886
San Jose CA Redev. Agency	5.500%	8/1/35	2,750	2,813
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	2,112
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,414
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,692
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,357
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,598
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	3,316
San Juan CA USD GO	0.000%	8/1/23 (4)	4,540	2,571
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,698
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,048
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,763

San Mateo County CA Community College Dist.
GO	5.000%	9/1/31	5,000	5,273
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (14)	9,280	10,092
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.000%	7/1/21 (14)	3,500	3,905
San Ramon Valley CA USD GO	0.000%	7/1/12 (14)	6,645	6,472
San Ramon Valley CA USD GO	0.000%	7/1/13 (14)	3,680	3,547
San Ramon Valley CA USD GO	0.000%	7/1/14 (14)	8,290	7,684
San Ramon Valley CA USD GO	0.000%	7/1/15 (14)	2,005	1,785
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (14)	5,345	6,267
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (14)	2,000	2,354
Santa Clara CA Electric Rev.	5.000%	7/1/21 (14)	4,895	5,170
Santa Clara County CA Financing Auth. Lease
Rev.	5.250%	5/15/36	5,000	5,373
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	5,995	6,682
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	4,780	5,247
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,785	4,167
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,770	4,150
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/35 (14)	8,610	8,062
3 Southern California Public Power Auth. Rev.	5.000%	7/1/29	5,000	5,531
3 Southern California Public Power Auth. Rev.	5.000%	7/1/30	5,000	5,497
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/30	5,000	5,476
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/17	1,865	1,965
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/33	5,400	5,213
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,738
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	0.300%	9/8/10 (4)	15,000	15,000
Tobacco Securitization Auth. Rev. (Northern
California Tobacco Settlement)	5.375%	6/1/38	2,000	1,560
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	9,790	9,148
Turlock CA IRR Dist. Rev.	5.000%	1/1/35	3,000	3,127
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,085	5,578
Union CA Elementary School Dist. GO	0.000%	9/1/15 (14)	3,860	3,418
Union CA Elementary School Dist. GO	0.000%	9/1/16 (14)	1,500	1,270
Union CA Elementary School Dist. GO	0.000%	9/1/17 (14)	2,295	1,852
Union CA Elementary School Dist. GO	0.000%	9/1/18 (14)	1,630	1,245
Union CA Elementary School Dist. GO	0.000%	9/1/19 (14)	1,750	1,261
Union CA Elementary School Dist. GO	0.000%	9/1/20 (14)	2,300	1,557
Union CA Elementary School Dist. GO	0.000%	9/1/21 (14)	2,000	1,282
Univ. of California Rev.	5.750%	5/15/25	7,000	8,513
Univ. of California Rev.	4.750%	5/15/33	12,425	12,827
Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	31,515
Univ. of California Rev.	5.000%	5/15/34	3,220	3,476
Univ. of California Rev.	5.000%	5/15/40	1,905	2,035
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/18 (4)	3,695	3,760
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/19 (4)	3,000	3,049
1 Univ. of California Rev. TOB VRDO	0.290%	9/8/10 (4)	2,300	2,300
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,279	4,405

Ventura County CA Community College Dist.
GO	5.500%	8/1/33	8,000	8,819
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	2,000	2,091
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/40	5,000	5,208
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,652
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	3,045
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,392
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/32	3,000	2,972
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/37	3,500	3,414
Yuba City CA USD	0.000%	9/1/15 (14)	1,870	1,604
Yuba City CA USD	0.000%	9/1/17 (14)	2,060	1,555
Yuba City CA USD	0.000%	9/1/19 (14)	2,270	1,527
				3,024,553
Puerto Rico (0.8%)
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,504
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,432
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,484
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14 (Prere.)	75	87
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,636
				23,143
Total Tax-Exempt Municipal Bonds (Cost $2,911,378)				3,047,696
Other Assets and Liabilities-Net (0.6%)				19,416
Net Assets (100%)				3,067,112

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $51,490,000, representing 1.7% of net assets.
2 Securities with a value of $2,077,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

California Long-Term Tax-Exempt Fund

UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

California Long-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,047,696	—
Futures Contracts—Assets[1]	52	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	50	3,047,696	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	339	74,289	102
10-Year United States Treasury Note	December 2010	(51)	(6,407)	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $2,920,320,000. Net unrealized appreciation of investment securities for tax purposes was $127,376,000, consisting of unrealized gains of $166,867,000 on securities that had risen in value since their purchase and $39,491,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.0%)
ABAG Finance Auth. for Non-Profit Corp.
California (899 Charleston Project) VRDO	0.280%	9/1/10 LOC	18,665	18,665
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek at Union City Project)
VRDO	0.280%	9/1/10	25,575	25,575
ABAG Finance Auth. for Non-Profit Corp.
California (Valley Christian Schools) VRDO	0.310%	9/8/10 LOC	6,000	6,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (14)	10,150	10,279
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	7,425
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	9,321
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	2,293
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (14)(ETM)	1,595	1,670
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (14)(ETM)	1,785	1,869
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (14)(ETM)	1,880	1,985
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (14)(ETM)	3,960	4,180
Alameda County CA COP	5.375%	12/1/10 (14)	2,000	2,018
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,684
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,732
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	5,053
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,573
Alvord CA USD GO	5.900%	2/1/24 (4)	3,865	4,582
Anaheim CA Public Financing Auth. Rev.
(Electric System)	5.000%	10/1/20 (14)	4,210	4,762
Anaheim CA Public Financing Auth. Rev.
(Electric System)	5.000%	10/1/21 (14)	4,425	4,963
Anaheim CA Public Financing Auth. Rev.
(Electric System)	5.000%	10/1/22 (14)	4,660	5,188
Anaheim CA Public Financing Auth. Rev.
(Electric System)	5.000%	10/1/24 (14)	5,175	5,668
Anaheim CA Public Financing Auth. Rev.
(Electric System)	5.000%	10/1/25 (14)	5,450	5,927
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,368
Antioch CA Public Finance Auth. Reassessment
Rev.	5.000%	9/2/13 (2)	6,535	6,550
Bakersfield CA Wastewater Rev.	5.000%	9/15/24 (4)	7,600	8,324
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	50,000	52,175
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	33,426
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	5,000	5,295
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	9,500	11,396
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	5,665	6,711
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	11,625	13,247
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	3,000	3,382
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	10,000	11,090
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/29	11,080	12,568
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	5,000	5,278
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,790
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	5,048
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (14)	2,465	2,435
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (14)	2,525	2,451

Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (14)	2,590	2,457
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (14)	2,655	2,456
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27 (14)	8,710	9,404
California County CA Tobacco Securitization
Agency	0.000%	6/1/21	15,000	13,458
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	99
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12 (14)	3,550	3,920
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/24	5,000	5,725
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26 (14)	3,535	3,784
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26	8,465	9,559
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/27	8,300	9,509
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/14	360	400
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/15	380	429
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/16	400	456
California Educ. Fac. Auth. Rev. (St. Mary's
College of California) VRDO	0.300%	9/8/10 LOC	7,000	7,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	20,000	25,166
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.290%	9/8/10	8,910	8,910
California GO	5.750%	2/1/11 (14)	6,500	6,640
California GO	5.000%	2/1/12 (Prere.)	9,400	10,029
California GO	5.000%	4/1/12	2,000	2,130
California GO	5.000%	3/1/13	20,640	22,639
California GO	5.000%	3/1/14	5,000	5,629
California GO	5.000%	10/1/14	2,000	2,280
California GO	5.000%	11/1/14	1,390	1,588
California GO	5.000%	3/1/15	1,000	1,142
California GO	5.375%	4/1/15	125	132
California GO	5.000%	12/1/15	1,470	1,655
California GO	5.000%	4/1/17	4,520	5,213
California GO	5.000%	4/1/17	11,000	12,687
California GO	5.250%	2/1/18 (14)	8,000	9,401
California GO	6.000%	2/1/18 (2)	6,240	7,628
California GO	5.000%	3/1/18	1,850	2,145
California GO	5.000%	4/1/18	10,000	11,597
California GO	5.500%	4/1/18	34,680	41,376
California GO	5.000%	8/1/18	1,895	2,149
California GO	5.000%	10/1/18	20,000	23,257
California GO	5.500%	4/1/19	11,245	13,427
California GO	5.000%	5/1/19	10,000	11,157
California GO	5.000%	8/1/19	30,000	33,593
California GO	5.000%	10/1/19 (14)	14,800	16,943
California GO	5.250%	2/1/20	7,500	8,803
California GO	5.000%	3/1/20	55,285	61,009
California GO	5.000%	8/1/20	14,890	16,612
California GO	5.000%	3/1/21	2,250	2,563
California GO	5.500%	4/1/21	2,000	2,329
California GO	5.000%	6/1/22	12,000	13,004
California GO	5.000%	9/1/23	12,120	13,071

California GO	5.000%	10/1/23	12,500	13,601
California GO	5.000%	12/1/23	7,500	8,191
California GO	5.000%	3/1/24	3,000	3,298
California GO	5.000%	8/1/24	10,000	10,735
California GO	5.000%	8/1/24 (4)	37,225	39,217
California GO	5.000%	10/1/24	16,940	18,124
California GO	5.000%	11/1/24	10,000	10,807
California GO	5.000%	12/1/24	2,000	2,163
California GO	5.000%	8/1/25	10,000	10,648
California GO	5.000%	12/1/25	21,015	22,530
California GO	5.000%	3/1/26	8,500	9,132
California GO	5.000%	3/1/26	5,000	5,242
California GO	5.000%	4/1/26	37,480	39,784
California GO	5.000%	4/1/27	24,285	25,599
California GO	5.750%	4/1/27	31,455	35,202
California GO	4.500%	8/1/27	6,000	5,993
California GO	5.000%	3/1/28	10,855	11,144
California GO	5.750%	4/1/28	30,000	33,573
California GO	5.000%	6/1/28	10,005	10,346
California GO	5.250%	3/1/30	20,000	21,261
California GO	4.500%	8/1/30	5,000	4,852
California GO	5.750%	4/1/31	41,000	45,321
California GO	6.000%	3/1/33	12,000	13,678
California GO	6.500%	4/1/33	20,000	23,443
1 California GO TOB VRDO	0.450%	9/1/10 LOC	8,595	8,595
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,268
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,055
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	2,000	1,981
California Health Fac. Finance Auth. Rev.
(Adventist) VRDO	0.230%	9/1/10 LOC	2,900	2,900
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,770
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,684
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,473
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/25	5,000	5,402
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,280
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	3,705	3,718
1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.300%	9/8/10	17,500	17,500
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/19	1,000	1,116
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	19,820	21,824
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/29	3,000	3,364
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,471
California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,900

California Health Fac. Financing Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	44,253
California Health Fac. Financing Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,456
California Health Fac. Financing Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,189
California Health Fac. Financing Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,982
California Health Fac. Financing Auth. Rev.
(Children's Hosp. of Orange County)	6.250%	11/1/29	5,000	5,439
California Health Fac. Financing Auth. Rev.
(Children's Hosp.) VRDO	0.250%	9/8/10 LOC	13,200	13,200
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,484
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,420
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,685
California Health Fac. Financing Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,783
California Health Fac. Financing Auth. Rev.
(Memorial Health Services) VRDO	0.200%	9/8/10	3,025	3,025
California Health Fac. Financing Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24	3,000	3,562
California Health Fac. Financing Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28	4,000	4,655
California Health Fac. Financing Auth. Rev.
(Scripps Health)	5.000%	10/1/17	2,515	2,846
California Health Fac. Financing Auth. Rev.
(Scripps Health)	5.000%	10/1/18	3,000	3,409
California Health Fac. Financing Auth. Rev. (St.
Joseph Health System)	5.500%	7/1/29	10,000	10,744
California Health Fac. Financing Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/16/14	15,000	16,806
1 California Health Fac. Financing Auth. Rev. (St.
Joseph Health System) TOB VRDO	0.300%	9/8/10	15,000	15,000
California Health Fac. Financing Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,974
California Health Fac. Financing Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,250
California Health Fac. Financing Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,726
California Health Fac. Financing Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	10,000	10,228
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,325	8,993
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	10/1/29	7,000	7,342
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (14)	1,785	1,894
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (14)	1,040	1,093
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (14)	1,145	1,184
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,724
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11	10,000	10,159
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,329

California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,325
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,094
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,463
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,364
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,545
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,777
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,973
2 California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,340
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	16,665	17,315
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.180%	9/1/10	4,700	4,700
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	9/1/10	12,100	12,100
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	9/1/10	5,700	5,700
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13 (2)	18,000	20,382
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/14 (2)	25,815	28,945
California PCR Financing Auth. COP	5.375%	2/1/29	16,600	16,683
California PCR Financing Auth. Rev. (San Diego
Gas & Electric)	5.900%	6/1/14 (14)	17,135	19,709
California Pollution Control Finance Auth.
Environmental Improvement Rev. (BP West
Coast Products) PUT	2.600%	9/2/14	13,550	13,245
California Public Works Board Lease Rev.	5.000%	11/1/13	2,000	2,198
California Public Works Board Lease Rev.	5.000%	11/1/14	4,745	5,246
California Public Works Board Lease Rev.	5.000%	11/1/16	6,395	7,142
California Public Works Board Lease Rev.	5.000%	11/1/18	4,000	4,415
California Public Works Board Lease Rev.	5.250%	11/1/20	5,000	5,494
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	4,077
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,669
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,609
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,319
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (14)	10,625	11,452
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,997
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/21	3,975	4,166
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,443
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,396

California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/27	5,000	5,499
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/15	1,500	1,654
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,651
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,370
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (14)	10,310	12,308
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20 (14)	7,670	9,186
California Public Works Board Lease Rev. (Univ.
of California)	5.500%	6/1/14	9,750	10,375
California Public Works Board Lease Rev. (Univ.
of California)	5.375%	10/1/16 (14)	4,750	4,764
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	4/1/25	5,765	6,171
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/26 (14)	9,010	9,652
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,238
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	12,500	13,800
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	18,335	20,002
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,970	15,357
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	5,000	5,940
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	14,600	17,543
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	25,000	30,039
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	12,950	15,695
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	4,400	5,333
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	27,100	33,002
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	37,290	45,537
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	50,000	58,430
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	20,000	23,372
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	5,000	6,037
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	14,675	17,006
California State Econ. Recovery Bonds	5.250%	7/1/13	74,420	84,014
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,385	3,974
California State Econ. Recovery Bonds	5.250%	7/1/14	11,615	13,405
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	5,155	5,949
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	28,000	28,857
California State Econ. Recovery Bonds	5.000%	7/1/18	27,090	32,552
California State Econ. Recovery Bonds	5.000%	7/1/19	28,530	34,452
California State Econ. Recovery Bonds	5.000%	7/1/20	48,810	58,170

California State Econ. Recovery Bonds	5.250%	7/1/21	45,385	54,306
California State Econ. Recovery Bonds	5.000%	7/1/22	16,280	18,047
California State Univ. Rev. Systemwide	5.375%	11/1/14 (14)	5,390	6,008
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	18,440	20,135
California State Univ. Rev. Systemwide	5.000%	11/1/24	8,690	9,621
California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	13,003
California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	13,678
California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	5,420
1 California State Univ. Rev. Systemwide TOB
VRDO	0.300%	9/8/10 (12)	5,000	5,000
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	16,487
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	27,478
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	28,000	30,822
California Statewide Communities Dev. Auth.
Rev.	4.500%	7/1/18 (4)	13,395	14,237
California Statewide Communities Dev. Auth.
Rev. (Adventist Health)	5.000%	3/1/25	14,975	15,342
California Statewide Communities Dev. Auth.
Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11 (14)	2,365	2,435
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/11	1,740	1,774
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/12	1,500	1,560
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/13	1,250	1,317
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/22	5,155	5,159
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/24	5,000	4,951
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/25	2,100	2,072
California Statewide Communities Dev. Auth.
Rev. (Huntington Memorial Hosp.)	5.000%	7/1/18	6,190	6,546
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.500%	5/15/26	5,000	5,203
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/13	14,000	15,287
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/16	6,970	7,865
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	3,900	4,428
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,930
California Statewide Communities Dev. Auth.
Rev. (Lodi Memorial Hosp.)	5.000%	12/1/22	8,000	8,286
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.125%	6/1/13 (2)	1,530	1,533
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.250%	6/1/14 (2)	1,610	1,613
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,751
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,937

California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,586
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	10,000	10,625
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.000%	11/15/29	2,000	2,213
California Statewide Communities Dev. Auth.
Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,216
1 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.300%	9/8/10	17,240	17,240
Central CA USD GO	5.500%	8/1/29 (12)	3,000	3,385
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/17	1,000	1,155
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/19	765	889
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.250%	7/1/20	1,025	1,208
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29 (2)	5,335	5,663
Clovis CA USD GO	0.000%	8/1/12 (14)	4,715	4,586
Clovis CA USD GO	0.000%	8/1/18 (14)	3,645	2,772
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,295	1,481
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,460	1,669
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,645	1,881
Contra Costa County CA Public Financing
Lease Rev.	5.000%	6/1/22 (14)	15,300	16,435
Corona-Norco CA USD	0.000%	8/1/20 (12)	1,825	1,228
Corona-Norco CA USD	0.000%	8/1/21 (12)	2,010	1,266
Corona-Norco CA USD	0.000%	8/1/22 (12)	1,700	968
Corona-Norco CA USD	0.000%	8/1/23 (12)	1,000	534
Corona-Norco CA USD	0.000%	8/1/25 (12)	1,325	621
Corona-Norco CA USD	0.000%	8/1/26 (12)	1,530	665
Corona-Norco CA USD	0.000%	8/1/27 (12)	1,500	608
Corona-Norco CA USD	0.000%	8/1/28 (12)	1,290	487
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,336
1 Desert CA Community College Dist. TOB VRDO	0.300%	9/8/10 (4)	12,375	12,375
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/28	4,415	5,036
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/26	5,245	5,761
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/27	6,220	6,783
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/28	1,000	1,082
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.250%	9/8/10	10,000	10,000
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	3,335	3,449
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,941
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,539
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,524
Fontana CA USD	5.250%	8/1/26 (4)	4,350	4,840
Foothill-De Anza CA Community College Dist.
GO	6.000%	8/1/11	1,330	1,350
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.250%	1/15/13 (14)	5,000	5,026

Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.375%	1/15/15 (14)	5,000	5,011
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/27 (ETM)	10,000	5,674
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/28 (ETM)	7,655	4,089
Fresno CA Sewer Rev.	5.000%	9/1/24 (12)	830	926
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (2)(Prere.)	1,930	2,160
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (3)(Prere.)	5,000	5,665
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,531
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	78,395	87,650
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	29,946
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	76,935	69,359
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	17,500	13,793
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	18,791
Grossmont CA Union High School Dist. GO	0.000%	8/1/28	3,210	1,212
Grossmont CA Union High School Dist. GO	0.000%	8/1/29	6,965	2,450
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/25 (12)	14,010	6,986
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/28 (12)	21,875	8,827
Huntington Beach CA Union High School Dist.
GO	5.000%	8/1/27 (4)	3,530	3,820
Inland Empire Tobacco Securitization Auth.
California Rev.	4.625%	6/1/21	9,240	7,558
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,481
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,748
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,781
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,116
Irvine CA Assessment Dist. Improvement Bonds
(Northwest Irvine) VRDO	0.230%	9/1/10 LOC	3,250	3,250
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15 (2)	2,855	2,927
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16 (2)	2,965	3,031
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,810
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,851
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,491
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,828
Kings River Conservation Dist. California COP	5.000%	5/1/15 (ETM)	2,590	3,051
Kings River Conservation Dist. California COP	5.000%	5/1/15	1,755	1,934
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,783
Long Beach CA Community College Dist. GO	0.000%	6/1/29 (4)	6,380	2,375
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	3,891
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,073

Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,541
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.250%	11/15/20	3,000	3,183
Long Beach CA Finance Auth. Rev.	1.662%	11/15/25	16,845	11,644
Long Beach CA Finance Auth. Rev.	1.682%	11/15/26	22,025	14,656
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	10,000	11,010
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	6,500	7,345
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	5,000	5,603
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	5,000	5,844
Los Angeles CA Community College Dist. GO	5.000%	8/1/26	6,630	7,370
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	4,250	4,690
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,960	7,714
1 Los Angeles CA Community College Dist. GO
TOB VRDO	0.260%	9/1/10	2,500	2,500
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11 (14)	1,300	1,369
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,513
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,633
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,799
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,018
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (14)	10,500	11,752
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/24	4,000	4,391
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/25	3,000	3,322
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/30	10,000	10,739
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	1,335	1,554
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	22,494
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	2,770	3,182
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,350	2,655
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,000	2,226
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	5,000	5,521
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	1,655	1,865
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28	2,000	2,240
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	1,670	1,859
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.230%	9/8/10	8,600	8,600
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,185
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,604
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (14)	7,480	8,088
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25 (14)	7,725	7,980
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28 (14)	8,980	9,214
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (14)	10,830	11,650
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (14)	6,500	6,916
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (14)	14,700	15,548
Los Angeles CA USD GO	5.500%	7/1/12 (14)	5,240	5,700
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,611
Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,204
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	3,900	4,398

Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,571
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,280
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,718
Los Angeles CA USD GO	5.000%	7/1/14 (4)(ETM)	5,000	5,828
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,703
Los Angeles CA USD GO	5.000%	7/1/15	6,350	7,376
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,364
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,325
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,525
Los Angeles CA USD GO	5.000%	7/1/17 (4)	3,765	4,507
Los Angeles CA USD GO	5.000%	7/1/17	19,090	22,596
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	6,109
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,585
Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,892
Los Angeles CA USD GO	5.000%	7/1/18	8,360	9,913
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,613
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,665
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,830
Los Angeles CA USD GO	5.000%	7/1/20 (3)	10,000	11,308
Los Angeles CA USD GO	5.000%	7/1/20 (3)	5,000	5,594
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	17,710
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	18,494
Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	32,847
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,699
Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	14,486
Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	19,053
Los Angeles CA USD GO	5.000%	7/1/25 (2)	10,235	11,055
Los Angeles CA USD GO	5.250%	7/1/25	1,600	1,810
Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	10,290
Los Angeles CA USD GO	5.000%	7/1/26	6,270	6,914
Los Angeles CA USD GO	5.000%	7/1/26	5,710	6,296
Los Angeles CA USD GO	5.000%	7/1/27	1,595	1,745
Los Angeles CA USD GO	4.500%	1/1/28 (14)	7,725	7,797
Los Angeles CA USD GO	5.000%	7/1/28 (2)	7,845	8,325
Los Angeles CA USD GO	5.250%	7/1/28	5,000	5,568
Los Angeles CA USD GO	5.000%	7/1/30 (2)	6,485	6,826
Los Angeles CA USD GO	5.000%	7/1/30 (2)	6,000	6,266
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (14)	26,785	28,725
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,454
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/13 (2)	2,760	2,983
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	2,874
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/13 (12)	1,450	1,629
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	11,030
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/20	4,000	4,837
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	0.250%	9/1/10	3,000	3,000
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/14 (14)	24,180	27,377
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/15 (14)	8,540	9,707
Los Angeles County CA Public Works Financing
Auth. Rev.	5.250%	10/1/17 (4)	1,000	1,220

Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/19 (14)	4,860	5,271
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/20 (14)	6,155	6,609
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/21 (14)	6,460	6,879
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/22 (14)	6,790	7,182
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23 (14)	2,175	2,291
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24 (14)	3,095	3,239
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,903
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,841
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	8,599
M-S-R California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (14)	1,500	1,548
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	1,940	2,416
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.300%	9/8/10 (13)	7,525	7,525
Metro. Water Dist. of Southern California Rev.
VRDO	0.240%	9/1/10	200	200
Metro. Water Dist. of Southern California
Waterworks Rev.	5.000%	1/1/31	1,150	1,273
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (14)	3,165	3,379
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,217
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,725
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,844
Modesto CA Irrigation Dist. COP	5.000%	7/1/27	3,855	4,104
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,374
New Haven CA USD GO	12.000%	8/1/12 (4)(ETM)	600	729
New Haven CA USD GO	12.000%	8/1/12 (4)	2,840	3,452
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,363
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	5.000%	2/7/13	5,000	5,458
Northern California Gas Auth. No. 1 Rev.	0.807%	7/1/13	19,770	18,746
Northern California Gas Auth. No. 1 Rev.	0.957%	7/1/17	23,385	19,585
Northern California Power Agency Rev.	5.000%	7/1/16	1,745	2,041
Northern California Power Agency Rev.	5.000%	7/1/17	3,290	3,866
Northern California Power Agency Rev.	5.000%	8/1/17	1,500	1,739
Northern California Power Agency Rev.	5.000%	8/1/18	2,140	2,487
Northern California Power Agency Rev.	5.000%	7/1/19	1,500	1,780
Northern California Power Agency Rev.	5.000%	8/1/19	1,195	1,383
Northern California Power Agency Rev.	5.000%	7/1/20	3,500	4,025
Northern California Power Agency Rev.	5.000%	8/1/20	1,000	1,146
Northern California Power Agency Rev.	5.000%	7/1/21	2,500	2,839
Northern California Power Agency Rev.	5.000%	7/1/22	3,395	3,812
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,880
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	5,441
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	4,017
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	5,837
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	4,484

Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,201
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,636
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (14)	3,990	4,265
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (14)	3,790	4,012
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (14)	6,210	6,542
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	12,870	13,062
Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	15,166
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,279
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,906
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (14)	1,415	1,469
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (14)	1,485	1,537
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (14)	1,570	1,623
Palo Alto CA USD GO	0.000%	8/1/24	15,890	8,699
Palomar Pomerado Health System California
COP	6.625%	11/1/29	5,000	5,533
Palomar Pomerado Health System California
Rev.	5.375%	11/1/10 (14)	2,670	2,676
Palomar Pomerado Health System California
Rev.	5.375%	11/1/12 (14)	7,080	7,094
Pasadena CA Electric Rev.	5.000%	6/1/17 (14)(Prere.)	2,320	2,508
Pasadena CA Electric Rev.	5.000%	6/1/18 (14)(Prere.)	2,535	2,741
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	11,065	14,743
Port of Oakland CA Rev.	5.000%	11/1/11 (14)	5,160	5,389
Port of Oakland CA Rev.	5.000%	11/1/12 (14)	2,650	2,863
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	7,750	8,751
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	8,000	9,033
Port of Oakland CA Rev.	5.000%	11/1/20 (14)	6,400	7,131
Port of Oakland CA Rev.	5.000%	11/1/26 (14)	9,700	10,324
Poway CA USD GO	0.000%	8/1/17	2,000	1,619
Poway CA USD GO	0.000%	8/1/18	4,565	3,523
Poway CA USD GO	0.000%	8/1/19	5,425	3,989
Poway CA USD GO	0.000%	8/1/20	3,280	2,135
Poway CA USD GO	0.000%	8/1/28	9,070	3,425
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,604
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	7,109
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,820
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,086
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,493
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,798
Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	1,106
Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	2,193
Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,722
Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,858
Riverside County CA Transp. Commission Sales
Tax Rev. VRDO	0.270%	9/8/10	38,230	38,230
Rocklin CA USD	0.000%	8/1/23 (14)	7,030	3,756
Rocklin CA USD	0.000%	8/1/24 (14)	2,965	1,484
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	3,180	3,366
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	10,553
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	2,000	2,088
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	1,250	1,459
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/18	725	852

Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/19	900	1,060
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/20	1,250	1,495
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/21	1,000	1,195
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,884
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (14)	3,555	3,730
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,782
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (14)	12,860	13,890
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (14)	13,670	14,619
Sacramento CA Muni. Util. Dist. Financing Auth.
Rev.	5.000%	7/1/21 (14)	7,710	8,210
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (14)	2,185	2,384
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,043
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,602
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	7,800	9,330
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (14)	4,000	4,422
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	11,494
Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	2,231
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,970
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,758
Sacramento County CA Airport Rev.	5.000%	7/1/26	2,650	2,861
Sacramento County CA Airport Rev.	5.000%	7/1/28	1,250	1,327
Sacramento County CA Airport Rev.	5.000%	7/1/30	3,615	3,783
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,559
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,557
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (14)	1,850	2,068
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (14)	5,495	6,102
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (14)	7,030	7,748
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/36 (14)	2,000	2,083
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,388
San Bernardino CA Community College Dist.	5.000%	8/1/27 (4)	11,580	12,418
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (14)	5,585	6,114
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,710	4,940
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,424
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,948
San Bernardino County CA Trans. Auth. Sales
Tax Rev.	5.000%	5/1/12	5,000	5,346
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,010
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,697
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/19	5,000	6,025
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/24	3,000	3,434
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/25	2,000	2,308
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/26	5,000	5,786
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/27	6,000	6,694
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/27	5,000	5,737

San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28	1,825	2,022
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.000%	8/1/27	4,215	4,672
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.125%	8/1/28	5,000	5,549
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.300%	9/8/10	10,310	10,310
San Diego CA USD GO	0.000%	7/1/14 (14)	3,400	3,175
San Diego CA USD GO	5.500%	7/1/17 (14)	2,595	3,174
San Diego CA USD GO	0.000%	7/1/18 (14)	9,500	7,483
San Diego CA USD GO	5.500%	7/1/20 (14)	11,390	14,061
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	11,864
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,793
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	15,395
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	11,106
San Diego CA USD GO	0.000%	7/1/26	8,425	3,749
San Diego CA USD GO	5.500%	7/1/26 (4)	7,490	9,064
San Diego CA USD GO	0.000%	7/1/27	8,500	3,541
San Diego CA USD GO	0.000%	7/1/28	8,000	3,109
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (14)	6,215	7,332
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (14)	7,880	9,454
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (14)	6,725	8,125
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (14)	7,075	8,554
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,147
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,592
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,050
San Diego County CA COP VRDO	0.310%	9/8/10 LOC	15,920	15,920
San Diego County CA Regional Building Auth.	5.000%	2/1/23	4,285	4,856
San Diego County CA Regional Building Auth.	5.000%	2/1/25	4,820	5,354
San Diego County CA Regional Building Auth.	5.250%	2/1/26	1,140	1,278
San Diego County CA Regional Building Auth.	5.000%	2/1/27	2,420	2,646
San Diego County CA Regional Building Auth.	5.500%	2/1/28	5,780	6,491
San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev.	5.000%	7/1/23	9,560	11,302
San Francisco CA City & County COP (San
Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,870
San Francisco CA City & County COP (San
Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,003
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion)
VRDO	0.260%	9/8/10 LOC	1,250	1,250
San Francisco CA City & County GO (Laguna
Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,733
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	2,430	2,609
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	3,185	3,420
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,015	4,345
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/18	15,000	17,785
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/20 (14)	12,620	15,254
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/24 (14)(3)	10,000	10,823
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/25 (14)(3)	2,000	2,154

San Francisco CA City & County International
Airport Rev.	5.250%	5/1/26	25,000	27,617
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/27 (14)	13,075	13,922
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/29	10,000	11,200
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/29	2,460	2,755
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/30	2,705	3,001
San Francisco CA City & County Public Util.
Comm. Water Rev.	5.000%	11/1/26	2,995	3,433
San Francisco CA City & County Redev. Agency
Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,415
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (14)(Prere.)	4,865	5,341
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/26 (4)	15,500	6,499
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/27 (4)	15,500	6,063
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (14)	7,140	7,020
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (14)	5,500	4,538
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/20 (ETM)	2,500	1,977
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/23 (ETM)	16,000	11,136
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/25 (ETM)	17,750	11,229
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/26 (ETM)	14,350	8,648
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,371
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,170
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,545
San Jose CA Airport Rev.	5.000%	3/1/24 (2)	2,035	2,161
San Jose CA Airport Rev.	5.000%	3/1/25 (2)	3,385	3,577
San Jose CA Airport Rev.	5.000%	3/1/26 (2)	3,850	4,044
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (14)	9,570	9,928
San Jose CA Redev. Agency	5.250%	8/1/13 (14)	5,000	5,453
San Jose CA Redev. Agency	5.250%	8/1/14 (14)	5,000	5,561
San Jose CA Redev. Agency	5.000%	8/1/21	1,270	1,381
San Jose CA Redev. Agency	5.000%	8/1/23	1,140	1,214
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	19,860	20,611
San Jose CA Redev. Agency	5.000%	8/1/25 (14)	13,505	13,926
San Jose CA Redev. Agency	5.125%	8/1/25	570	600
San Jose CA Redev. Agency	5.250%	8/1/26	800	842
San Jose CA Redev. Agency	5.375%	8/1/29	1,355	1,409
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,044
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,139
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (14)	1,200	1,200
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (14)	1,180	1,146
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (14)	1,715	1,629
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (14)	1,500	1,390
San Mateo County CA Community College Dist.
GO	5.375%	9/1/15 (14)	1,300	1,409
San Mateo County CA Community College Dist.
GO	0.000%	9/1/21 (14)	4,645	2,978

San Mateo County CA Community College Dist.
GO	0.000%	9/1/22 (14)	5,675	3,441
San Mateo County CA Community College Dist.
GO	0.000%	9/1/24 (14)	2,825	1,498
San Mateo County CA Community College Dist.
GO	0.000%	9/1/25 (14)	4,000	1,981
San Mateo County CA Community College Dist.
GO	5.000%	9/1/26	3,170	3,570
San Mateo County CA Joint Powers Auth. Lease
Rev.	4.625%	7/15/25	2,455	2,610
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.250%	7/15/28	2,000	2,173
Santa Ana CA Community Redev. Agency Tax
Allocation (South Main Street)	5.000%	9/1/18 (14)	2,685	2,759
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (14)	1,600	1,600
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,075
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,531
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,144
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,891
Santa Clara CA Electric Rev.	5.250%	7/1/18 (14)	1,720	1,858
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/10 (2)	4,500	4,567
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/11 (2)	1,000	1,087
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/17	11,540	13,663
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/18	7,920	9,396
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	5/15/28	10,000	10,691
1 Santa Clara County CA Financing Auth. Lease
Rev. TOB VRDO	0.290%	9/8/10	6,915	6,915
Santa Monica CA Community College Dist.	5.000%	8/1/20	1,000	1,213
Santa Monica CA Community College Dist.	0.000%	8/1/26	11,025	5,063
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28 (4)	11,095	4,171
Simi Valley CA USD	0.000%	8/1/26 (4)	3,030	1,316
Simi Valley CA USD	0.000%	8/1/27 (4)	2,900	1,173
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,708
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,313
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,472
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,634
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,822
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/10 (14)	3,300	3,300
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/11 (14)	3,490	3,684
South Orange County CA Public Finance Auth.
Rev.	5.375%	8/15/12 (4)	5,605	5,625
South Orange County CA Public Finance Auth.
Rev.	5.250%	8/15/13 (2)	2,290	2,296
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/31 (14)	7,255	7,053
3 Southern California Public Power Auth. Rev.	5.000%	7/1/28	10,000	11,141
3 Southern California Public Power Auth. Rev.	5.000%	7/1/29	5,000	5,531
3 Southern California Public Power Auth. Rev.	5.000%	7/1/30	3,875	4,260
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/29	5,000	5,509

Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/18	1,040	1,097
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/23	5,250	5,569
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/24	5,000	5,255
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/25	10,280	10,796
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/26	2,500	2,614
Southern California Public Power Auth. Rev.
(Palo Verde Project) VRDO	0.260%	9/8/10 LOC	20,400	20,400
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,890
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,738
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	0.300%	9/8/10 (4)	5,000	5,000
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	8,790	8,213
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,212
Turlock CA IRR Dist. Rev.	5.000%	1/1/21	3,805	4,390
Turlock CA IRR Dist. Rev.	5.000%	1/1/22	5,415	6,177
Univ. of California Regents	5.000%	5/15/19 (14)	5,075	5,622
Univ. of California Regents	5.000%	5/15/20 (14)	5,065	5,560
Univ. of California Regents	5.000%	5/15/25	19,385	20,858
Univ. of California Regents	5.000%	5/15/26	14,095	15,061
Univ. of California Regents VRDO	0.260%	9/1/10	6,500	6,500
Univ. of California Rev.	3.000%	5/15/11	1,235	1,257
Univ. of California Rev.	3.000%	5/15/12	2,000	2,083
Univ. of California Rev.	5.000%	5/15/17 (4)	20,620	24,107
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	11,641
Univ. of California Rev.	5.000%	5/15/19 (4)	4,275	4,951
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	34,830
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	16,713
Univ. of California Rev.	4.750%	5/15/23 (14)	11,185	11,588
Univ. of California Rev.	5.750%	5/15/25	3,000	3,648
Univ. of California Rev.	4.750%	5/15/26	21,320	22,173
Univ. of California Rev.	5.000%	5/15/26 (14)	10,000	11,282
Univ. of California Rev. (Multiple Purpose
Project)	5.000%	9/1/11 (4)(Prere.)	4,820	5,098
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/14 (4)	4,290	4,371
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/15 (4)	4,515	4,599
1 Univ. of California Rev. TOB VRDO	0.290%	9/8/10 (4)	5,000	5,000
Ventura County CA Community College Dist.
GO	5.000%	8/1/16 (14)	3,100	3,356
Ventura County CA Community College Dist.
GO	5.000%	8/1/17 (14)	2,300	2,490
Ventura County CA Community College Dist.
GO	0.000%	8/1/28	15,000	5,948
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,859
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,596
Vista CA USD GO	5.375%	8/1/15 (4)	150	162
Vista CA USD GO	5.375%	8/1/16 (4)	190	205
Vista CA USD GO	5.375%	8/1/17 (4)	160	172

Washington Township CA Health Care Dist.
Rev.	6.000%	7/1/29	1,000	1,097
West Contra Costa CA USD	6.000%	8/1/26	5,000	5,808
				5,629,006
Puerto Rico (1.4%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (14)(ETM)	1,000	1,107
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	12,909
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (14)	8,235	8,944
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,602
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (14)	2,250	2,377
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,675
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	1,585	1,796
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	13,675
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	7,816
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,483
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,544
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,113
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	20,796
				81,837
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,416

Total Tax-Exempt Municipal Bonds (Cost $5,428,062)				5,713,259
Other Assets and Liabilities-Net (0.6%)				32,845
Net Assets (100%)				5,746,104

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $116,870,000, representing 2.0% of net assets.
2 Securities with a value of $2,906,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

California Intermediate-Term Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

California Intermediate-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,713,259	—
Futures Contracts—Assets[1]	74	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	71	5,713,259	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	635	139,154	190
10-Year United States Treasury Note	December 2010	(160)	(20,100)	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $5,431,704,000. Net unrealized appreciation of investment securities for tax purposes was $281,555,000, consisting of unrealized gains of $315,054,000 on securities that had risen in value since their purchase and $33,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.